Financial Risk Management - Periods in Which Cash Flows from Cash Flow Hedge Derivatives are Expected to Occur (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Assets, carrying amount	₩ 148,534	₩ 321,160
Liabilities, carrying amount	(305,088)	(302,593)
Derivatives hedging instrument [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Assets, carrying amount	116,210	₩ 267,151
Liabilities, carrying amount	(9,212)
Net assets, carrying amount	106,998
Assets, contractual cash flows	123,260
Liabilities, contractual cash flows	(10,610)
Net assets, contractual cash flows	112,650
Less than 1 year [member] | Derivatives hedging instrument [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Assets, contractual cash flows	30,928
Liabilities, contractual cash flows	2,970
Net assets, contractual cash flows	33,898
1-5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Assets, contractual cash flows	92,332
Liabilities, contractual cash flows	(13,580)
Net assets, contractual cash flows	₩ 78,752